CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares authorized	250,000,000
Common stock, shares authorized	200,000,000	16,000,000	16,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000
Preferred stock, par value	$ 0.0001
Convertible Preferred Stock
Convertible preferred stock, authorized		8,000,000
Convertible preferred stock, par value		$ 0.0001
Series A Convertible Preferred Stock
Convertible preferred stock, authorized	3,427,871	3,427,871	3,427,871
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A-1 Convertible Preferred Stock
Convertible preferred stock, authorized	556,550	556,550	556,550
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series B Convertible Preferred Stock
Convertible preferred stock, authorized	3,200,000	3,200,000	3,200,000
Convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Undesignated preferred stock
Convertible preferred stock, authorized		815,579